GENERAL AND ADMINISTRATIVE EXPENSES	9 Months Ended
Sep. 30, 2025
GENERAL AND ADMINISTRATIVE EXPENSES

14. GENERAL AND ADMINISTRATIVE EXPENSES

General and administrative expenses consist of the following:

	Three months ended September 30,		Nine months ended September 30,
	2025	2024	2025	2024
Salaries and benefits	$455	$585	$2,281	$1,440
Office and miscellaneous	697	308	1,623	1,266
Professional fees	312	240	739	709
Management and consulting fees	122	126	470	391
Investor relations	60	44	286	225
Regulatory and compliance fees	45	52	147	145
Directors’ fees	49	38	135	128
Travel and promotion	47	23	126	100
Depreciation	45	39	121	114
	$1,832	$1,455	$5,928	$4,518